DISCONTINUED OPERATIONS (Components of discontinued operations) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Revenues
Rental income
Fair value adjustment - nonmonetary exchange
Total
Expenses
Real estate operating expenses
Lease termination expenses			327,779
Depreciation and amortization
Total			327,779
(Loss) from discontinued operations			(327,779)
Income tax (benefit)			(100,000)
Net (loss) from discontinued operations - net of taxes			$ (227,779)